Leases - Finance Leases (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) lease
Finance right-of-use assets
Equipment Lease	$ 736,624		$ 736,624
Less accumulated amortization	(3,540)		(3,540)
Right-of-use, net	733,084		733,084
Finance lease liabilities
Equipment Lease	739,417		739,417
Less: current portion	(507,538)		(507,538)
Right-of-use liability - financing, less current portion	231,879		231,879
Future minimum rent payments under the finance lease
Year ending December 31, 2024	243,758		243,758
Year ending December 31, 2025	136,485		136,485
Total future minimum lease payments	829,926		829,926
Less imputed interest	(90,509)		(90,509)
Equipment Lease	739,417		739,417
Expenses incurred with respect to finance leases
Finance lease amortization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,540	$ 0	3,540	$ 0
Finance lease interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 559		$ 559
Weighted average remaining lease term	2 years 1 month 6 days		2 years 1 month 6 days		0 years
Weighted average discount rate	19.30%		19.30%
iDoc
Number of finance leases | lease						3
Monthly lease payments						$ 20,313
Finance right-of-use assets
Equipment Lease					$ 849,662	849,662
Less accumulated amortization					(305,957)	(93,541)
Right-of-use, net					543,705	756,121
Finance lease liabilities
Equipment Lease					712,867	767,094
Less: current portion					(386,370)	(156,128)
Right-of-use liability - financing, less current portion					326,497	610,966
Future minimum rent payments under the finance lease
Year ending December 31, 2024					386,370
Year ending December 31, 2025					243,758
Year ending December 31, 2026					136,484
Total future minimum lease payments					766,612
Less imputed interest					(53,745)
Equipment Lease					712,867	767,094
Expenses incurred with respect to finance leases
Finance lease amortization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					212,416	93,540
Finance lease interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					47,990	24,706
Total finance lease expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					$ 260,406	$ 118,246
Weighted average remaining lease term					2 years 7 months 6 days	3 years 7 months 6 days
Weighted average discount rate					6.92%	6.92%